SHARE-BASED PAYMENT (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	38.86%	48.90%	33.00%
Risk-free interest rate	4.40%	3.39%	0.06%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	38.95%	71.61%	64.44%
Risk-free interest rate	4.43%	4.58%	2.90%